FAIR VALUE MEASUREMENTS (Details) - GP Investments Acquisition Corp [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and marketable securities held in Trust Account	$ 158,208,595	$ 173,051,990	$ 172,578,252
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account	$ 158,208,595	$ 173,051,990	$ 172,578,252